UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Elkhorn Partners Limited Partnership
Address:    2222 Skyline Drive
           Elkhorn, Nebraska 68022

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature, Place, and Date of Signing:

   /s/ Alan S. Parsow         Elkhorn, Nebraska            February 14, 2007
------------------------    ------------------------     ----------------------
     [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     73

Form 13F Information Table Value Total:  $102,870
                                        (thousands)

List of Other Included Managers:            NONE

                           FORM 13F INFORMATION TABLE
------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- -------- ---------------------
                                                    Value       Shares/   SH/     Put/    Invstmt     Other      Voting Authority
    Name of Issuer        Title of       CUSIP      (x$1000)    PRN Amt    PRN    Call     Dscretn   Managers
                            Class
------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- -------- ---------------------
                                                                                                               Sole   Shared  None
------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- -------- ------- ------ ------

AVI Biopharma Inc.           COM         002346104        245     77,000     SH                SOLE            77,000
Amarin Corp PLC           SPON ADR       023111107         86     37,500     SH                SOLE            37,500
American Express Co.         COM         025816109        516      8,500     SH                SOLE             8,500
Annaly Cap Mgmt Inc.         COM         035710409        230     16,500     SH                SOLE            16,500
Beijing Med Pharm Corp.      COM         077255107        749    115,222     SH                SOLE           115,222
Berkshire Hathaway          CL A         084670108      5,829         53     SH                SOLE                53
Inc. Del
Berkshire Hathaway          CL B         084670207      7,955      2,170     SH                SOLE             2,170
Inc. Del
Bioveris Corp                COM         090676107        535     39,000     SH                SOLE            39,000
Bristol Myers Squibb Co.     COM         110122108      1,342     51,000     SH                SOLE            51,000
Cae Inc.                     COM         124765108        505     55,000     SH                SOLE            55,000
CBS Corp. New               CL B         124857202        889     28,500     SH                SOLE            28,500
Canwest Global           SHS NON VTG     138906300        958    101,500     SH                SOLE           101,500
Communication
Capstead Mtg Corp.        PFD B CV       14067E308        182     14,000     SH                SOLE            14,000
Chesapeake Energy Corp.      COM         165167107        247      8,500     SH                SOLE             8,500
Citigroup Inc.               COM         172967101        362      6,500     SH                SOLE             6,500
Coca Cola Co.                COM         191216100        400      8,300     SH                SOLE             8,300
Columbia Labs Inc.           COM         197779101        102     20,000     SH                SOLE            20,000
Comarco Inc.                 COM         200080109      5,764    677,300     SH                SOLE           677,300
Comcast Corp. New         CL A SPL       20030N200      4,716    112,600     SH                SOLE           112,600
Delcath Sys Inc.             COM         24661P104        168     45,480     SH                SOLE            45,480
Dow Chem Co.                 COM         260543103        499     12,500     SH                SOLE            12,500
Enerplus Res FD            UNIT TR       29274D604        567     13,000     SH                SOLE            13,000
                            G NEW
Fairfax Fnl Hldgs Ltd      SUB VTG       303901102      4,605     23,200     SH                SOLE            23,200
Fording Cdn Coal TR        TR UNIT       345425102        270     13,000     SH                SOLE            13,000
Friedman Billings           CL A         358434108        576     72,000     SH                SOLE            72,000
Ramsey Gro
Fuel Tech Inc                COM         359523107        702     28,500     SH                SOLE            28,500
General Electric Co          COM         369604103        580     15,600     SH                SOLE            15,600
Grey Wolf Inc                COM         397888108        539     78,500     SH                SOLE            78,500
Healthcare Rlty TR           COM         421946104        672     17,000     SH                SOLE            17,000
Hollywood Media Corp         COM         436233100      1,249    297,402     SH                SOLE           297,402
IDT Corp                    CL B         448947309        506     38,700     SH                SOLE            38,700
Innodata Isogen Inc        COM NEW       457642205        503    233,098     SH                SOLE           233,098
International Business       COM         459200101      7,646     78,700     SH                SOLE            78,700
Mach
Ishares Inc               MSCI JPN       464286848        142     10,000     SH                SOLE            10,000
JP Morgan Chase & Co         COM         46625H100        338      7,000     SH                SOLE             7,000
KKR Finl Corp                COM         482476306      1,259     47,000     SH                SOLE            47,000
K Sea Transn Partners LP     COM         48268Y101      1,346     37,300     SH                SOLE            37,300
LaBranche & Co Inc           COM         505447102        128     13,000     SH                SOLE            13,000
Level 3 Communications Inc   COM         52729N100        210     37,500     SH                SOLE            37,500
MDC Partners Inc          CL A SUB       552697104        442     59,700     SH                SOLE            59,700
                             VTG
Magna Entmt Corp            CL A         559211107         68     15,000     SH                SOLE            15,000
Marsh & McLennan COS Inc     COM         571748102        429     14,000     SH                SOLE            14,000
Martha Stewart Living       CL A         573083102        307     14,000     SH                SOLE            14,000
Omnime
NGas Resources Inc           COM         62912T103        638    100,000     SH                SOLE           100,000
NIC Inc                      COM         62914B100        149     30,000     SH                SOLE            30,000
New Brunswick                COM         642876106        381     47,036     SH                SOLE            47,036
Scientific Inc
New York Cmnty Bancorp Inc   COM         649445103        974     60,500     SH                SOLE            60,500
News Corp                   CL B         65248E203        200      9,000     SH                SOLE             9,000
Orbit Intl Corp            COM NEW       685559304      3,450    422,800     SH                SOLE           422,800
Orthologic Corp              COM         68750J107        181    126,715     SH                SOLE           126,715
Osteotech Inc                COM         688582105        270     47,700     SH                SOLE            47,700
Paula Finl Del               COM         703588103        104     44,500     SH                SOLE            44,500
Penn Treaty Amern Corp     COM NEW       707874400     13,697  1,781,100     SH                SOLE         1,781,100
Penn West Energy TR        TR UNIT       707885109        351     11,500     SH                SOLE            11,500
Pfizer Inc                   COM         717081103        259     10,000     SH                SOLE            10,000
Playboy Enterprises Inc     CL A         728117201      1,886    163,600     SH                SOLE           163,600
Playboy Enterprises Inc     CL B         728117300        782     68,200     SH                SOLE            68,200
Possis Medical Inc           COM         737407106      1,781    132,100     SH                SOLE           132,100
Pro Pharmaceuticals Inc      COM         74267T109         65    144,300     SH                SOLE           144,300
Proxymed Inc               COM NEW       744290305        129     27,992     SH                SOLE            27,992
Reading International Inc   CL A         755408101        162     19,600     SH                SOLE            19,600
Rewards Network Inc          COM         761557107      6,821    981,500     SH                SOLE           981,500
Spacehab Inc                 COM         846243103         73    112,700     SH                SOLE           112,700
Time Warner Inc              COM         887317105        610     28,000     SH                SOLE            28,000
Transgenomic Inc             COM         89365K206         16     35,000     SH                SOLE            35,000
USG Corp                   COM NEW       903293405      2,082     38,000     SH                SOLE            38,000
Vendingdata Corp           COM NEW       92261Q202        282    142,357     SH                SOLE           142,357
Viacom Inc New              CL B         92553P201      4,165    101,500     SH                SOLE           101,500
Webzen Inc                SPON ADR       94846M102         89     23,000     SH                SOLE            23,000
Werner Enterprises Inc       COM         950755108        787     45,000     SH                SOLE            45,000
Weyerhaeuser Co              COM         962166104      1,413     20,000     SH                SOLE            20,000
Montpelier Re Holdings       SHS         G62185106        205     11,000     SH                SOLE            11,000
Ltd
White Mtns Ins Group         COM         G9618E107      5,505      9,500     SH                SOLE             9,500
Ltd